Shareholder Fees - Sound Shore Fund, Inc.	May 01, 2026
Investor Class
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Institutional Class
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%